Stock-Based Compensation - Summary of Activity Relating to Restricted Units (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Number of Shares Underlying Restricted Units - Contingent Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	5,726,385	5,587,181	4,670,280
Granted	1,985,374	3,005,069	3,046,493
Earned/released	(2,000,408)	(790,189)	(1,682,164)
Forfeited	(1,011,141)	(2,075,676)	(447,428)
Ending Balance	4,700,210	5,726,385	5,587,181
Weighted average remaining contractual term of outstanding Restricted Units	1 year 2 months
Unearned stock based compensation expense	$ 45.8
Aggregate intrinsic value of outstanding Restricted Units	$ 76.9
Number of Shares Underlying Restricted Units - Time-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	8,349,107	9,095,424	7,740,612
Granted	7,741,805	7,084,572	8,027,067
Earned/released	(8,123,159)	(6,404,777)	(5,886,568)
Forfeited	(959,914)	(1,426,112)	(785,687)
Ending Balance	7,007,839	8,349,107	9,095,424
Weighted average remaining contractual term of outstanding Restricted Units	1 year 8 months
Unearned stock based compensation expense	$ 78.4
Aggregate intrinsic value of outstanding Restricted Units	$ 114.8